Income Taxes (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income tax benefit at the statutory rate	$ (3,138,943)	$ (974,581)
Change resulting from
State and local income taxes, net of federal income tax	(333,592)	(186,317)
Deferred tax liabilities		193,375
Pre-acquisition loss		1,025,765
Change in tax rate	576,444
Change in valuation	2,817,186
Non-deductible and other	7,611	13,052
Income tax expense benefit	$ (71,294)	$ 71,294